Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	92 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000234545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FS Multi-Strategy Alternatives Fund, Class I Shares
C000234543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FS Chiron Real Development Fund, Class I Shares
Without Sales Load [Member] | C000234546
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	4.26%		3.44%
Without Sales Load [Member] | C000234545
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%	4.54%		3.69%
Without Sales Load [Member] | C000234544
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%	6.64%	7.16%
Without Sales Load [Member] | C000234543
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	6.91%	7.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	25.02%	14.53%		14.40%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	25.02%	14.53%		14.40%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	17.49%	10.06%	12.65%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	17.49%	10.06%	12.65%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	5.25%	2.46%		2.24%
HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Average Annual Return, Percent	5.27%	2.81%		2.47%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	5.25%	2.46%		2.24%
HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFR (HFRX) Global Hedge Fund Index (TR) (USD)
Average Annual Return, Percent	5.27%	2.81%		2.47%
60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return, Percent	10.77%	6.06%	8.17%
60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return, Percent	10.77%	6.06%	8.17%